Shareholder Report, Average Annual Return (Details)		12 Months Ended	37 Months Ended
	May 21, 2021	Jun. 30, 2024	Jun. 30, 2024
C000232072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		(0.19%)	(4.72%)
Without Sales Load [Member] | C000232072
Average Annual Return [Line Items]
Average Annual Return, Percent		2.29%	(3.92%)
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%	(2.59%)